Schedule of Equipment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 212,196	$ 187,253
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	174,144	161,450
Property, Plant and Equipment, Net	38,052	25,803
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	205,446	180,503
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	170,186	157,811
Property, Plant and Equipment, Net	35,260	22,692
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,750	6,750
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	3,958	3,639
Property, Plant and Equipment, Net	$ 2,792	$ 3,111